OPERATING EXPENSES - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Future Minimum lease payments	$ 20,831	$ 15,474	$ 5,329
Less than 1 year
OPERATING EXPENSES
Future Minimum lease payments	6,318	3,844	4,427
1-5 years
OPERATING EXPENSES
Future Minimum lease payments	9,405	8,401	902
More than 5 years
OPERATING EXPENSES
Future Minimum lease payments	$ 5,108	$ 3,229	$ 0